Cover	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 05, 2026
Registrant Name	MITEK SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35231
Entity Tax Identification Number	87-0418827
Entity Address, Address Line One	770 First Avenue, Suite 425
Entity Address, Postal Zip Code	92101
Entity Address, State or Province	CA
Entity Address, City or Town	San Diego,
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MITK
City Area Code	619
Local Phone Number	269-6800
Entity Emerging Growth Company	false
Central Index Key	0000807863
Amendment Flag	false
Security Exchange Name	NASDAQ